Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Derivatives (See Note 10)	$ 87	$ 30
Professional services	97	149
Tax accruals	10	69
Other	119	56
Total accrued expenses and other liabilities	$ 313	$ 304